Accounts receivable, net	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts receivable, net

4.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Accounts receivables	$1,878	$3,712
Less: provision of expected credit losses	(1,749)	(1,824)
Total	$129	$1,888

The movement of provision of expected credit losses for accounts receivable was as follows:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Balance at beginning of the period	$1,749	$1,749
Addition/(Reversal) in credit losses	14	5
Write-offs	-	-
Adoption ASU 2016-13	-	-
Foreign currency translation adjustment	(60)	70
Balance at end of the period	$1,703	$1,824